Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.85%
INVESTMENT COMPANY–50.85%
Equity Fund–50.85%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	452,396	$14,578,473
Total Affiliated Investment (Cost $13,324,412)		14,578,473
UNAFFILIATED INVESTMENTS–52.46%
INVESTMENT COMPANY–0.16%
Money Market Fund–0.16%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	44,655	44,655
Total Investment Company (Cost $44,655)		44,655

	Number of Contracts

OPTIONS PURCHASED–52.30%
CENTRALLY CLEARED–52.30%
Call Options–47.04%
S&P 500 Mini Index Strike price $12.02, expiration date 6/17/26, notional amount $63,706	53	3,387,382
S&P 500 Mini Index Strike price $13.27, expiration date 9/16/26, notional amount $70,331	53	3,373,603
S&P 500 Mini Index Strike price $13.51, expiration date 12/16/26, notional amount $71,603	53	3,364,142
S&P 500 Mini Index Strike price $13.32, expiration date 3/17/27, notional amount $70,596	53	3,359,735
		13,484,862
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–5.26%
S&P 500 Mini Index Strike price $598.11, expiration date 6/17/26, notional amount $6,399,777	107	$105,415
S&P 500 Mini Index Strike price $660.06, expiration date 9/16/26, notional amount $7,062,642	107	382,616
S&P 500 Mini Index Strike price $672.17, expiration date 12/16/26, notional amount $7,192,219	107	506,895
S&P 500 Mini Index Strike price $662.50, expiration date 3/17/27, notional amount $7,088,750	107	515,216
		1,510,142
Total Options Purchased (Cost $14,979,492)		14,995,004
Total Unaffiliated Investments (Cost $15,024,147)		15,039,659

TOTAL INVESTMENTS–103.31% (Cost $28,348,559)	29,618,132

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.70)%
CENTRALLY CLEARED–(3.70)%
Call Options–(2.37)%
S&P 500 Mini Index Strike price $660.95, expiration date 6/17/26, notional amount $(7,072,165)	(107)	$(238,945)
S&P 500 Mini Index Strike price $722.15, expiration date 9/16/26, notional amount $(7,727,005)	(107)	(90,984)
S&P 500 Mini Index Strike price $740.64, expiration date 12/16/26, notional amount $(7,924,848)	(107)	(122,739)
S&P 500 Mini Index Strike price $734.23, expiration date 3/17/27, notional amount $(7,856,261)	(107)	(227,048)
(679,716)
Put Options–(1.33)%
S&P 500 Mini Index Strike price $466.53, expiration date 6/17/26, notional amount $(4,991,871)	(107)	(19,387)
Lincoln Hedged S&P 500 Conservative Fund–1

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $514.85, expiration date 9/16/26, notional amount $(5,508,895)	(107)	$(79,123)
S&P 500 Mini Index Strike price $524.30, expiration date 12/16/26, notional amount $(5,610,010)	(107)	(130,363)
S&P 500 Mini Index Strike price $516.75, expiration date 3/17/27, notional amount $(5,529,225)	(107)	(153,518)
(382,391)
Total Options Written (Premiums received $(1,460,891))		(1,062,107)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	112,021
NET ASSETS APPLICABLE TO 2,718,145 SHARES OUTSTANDING–100.00%	$28,668,046

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Conservative Fund–2

Lincoln Hedged S&P 500 Conservative Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.85%@
Equity Fund-50.85%@
✧✧LVIP SSGA S&P 500 Index Fund	$13,667,249	$2,928,826	$1,396,613	$(51,633)	$(569,356)	$14,578,473	452,396	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund–3